Short-term Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings
	As of March 31,
	2019	2018
Industrial Bank Co., Ltd	$1,039,578	$1,113,214
Postal Saving Bank of China	-	381,673
Total	$1,039,578	$1,494,887

Schedule of secure short term borrowings
	As of March 31,
	2019	2018
Buildings, net	$3,069,599	$3,313,476
Land use rights, net	95,540	105,066
Total	$3,165,139	$3,418,542